OCTOBER 31, 2002





SEMIANNUAL REPORT





MID-CAP GROWTH FUND

INVESCO COUNSELOR SERIES FUNDS, INC.

"...THE  FUND'S  EMPHASIS  ON  CORE  MID-CAP  GROWTH   FRANCHISES   HELPED  FUND
PERFORMANCE..."
SEE PAGE 3





[INVESCO ICON]  INVESCO(R)

[PHOTOGRAPH OF MARK H. WILLIAMSON OMITTED]

AS THE ECONOMY RECOVERS, HISTORY SIDES WITH MID-CAPS

FELLOW SHAREHOLDER:

Following a year that tested investors' resolve, I'm pleased to report that, while INVESCO Mid-Cap Growth Fund finished the six-month period lower, it was able to outperform the broad stock market. Investing in the fund provided you with a measure of protection against the broad market's decline. You can learn more about the fund's investment strategies starting on page 3.

Is the best yet to come for mid-caps? We certainly think so, especially if the economy responds to the recent downturn as it has in the past -- with a rebound. Although gauging the timing of a recovery is never easy, most investors recognize that the market's struggles over the last few years are bound to come to an end sooner or later. And when they do, as a mid-cap investor, you could be particularly well positioned for long-term growth.

I say this because, according to Ibbotson Associates, small- and mid-cap stocks have led the broad market in the one-year period following the onset of economic expansion seven out of eight times since 1954. By nature, smaller companies have more room to grow than large-cap companies -- and history suggests that a newly rising economy can ignite this capacity for robust capital appreciation.

At the same time, mid-caps historically have not been as volatile as small-caps. Higher market capitalizations and trading volumes -- as well as leadership from management teams that are generally more experienced than those at the helms of small-cap companies -- have made for more stable prices. With this in mind, your investment in INVESCO Mid-Cap Growth Fund could bolster your portfolio through a future recovery without subjecting you to the level of turbulence that typically accompanies a small-cap investment.

Of course, there's no guarantee that mid-sized companies will deliver similar results during the next sustained market rebound. But it never hurts to have history on your side. Furthermore, you can rest assured that our mid-cap team will continue to exercise the same discipline and emphasis on quality that have helped INVESCO Mid-Cap Growth Fund outperform the broad market over the past six months.

Sincerely,

/s/Mark H. Williamson
---------------------
Mark H. Williamson
Chairman and CEO, INVESCO Funds Group, Inc.

"WE WILL CONTINUE TO FOCUS ON CORE MID-CAP GROWTH FRANCHISES THAT POSSESS SOLID BALANCE SHEETS, LEADING MARKET POSITIONS, AND EXPERIENCED MANAGEMENT TEAMS."

--PAGE 5

TABLE OF CONTENTS

LETTER FROM THE CHAIRMAN...............................1
YOUR FUND'S REPORT.....................................3
MARKET HEADLINES.......................................6
INVESTMENT HOLDINGS....................................7
FINANCIAL STATEMENTS..................................11
NOTES TO FINANCIAL STATEMENTS.........................15
FINANCIAL HIGHLIGHTS..................................19

                           INVESCO MID-CAP GROWTH FUND
                                  TOTAL RETURN
                             PERIODS ENDED 10/31/02*

                                         Cumulative
Fund (Inception)                          6 months      1 year   Since Inception
--------------------------------------------------------------------------------
MID-CAP GROWTH FUND-
  INSTITUTIONAL CLASS (9/98)              (18.47%)      (3.49%)       7.65%+
--------------------------------------------------------------------------------
MID-CAP GROWTH FUND-CLASS A
(WITH SALES CHARGE) (10/01)               (23.07%)      (9.04%)      (2.37%)+
--------------------------------------------------------------------------------
MID-CAP GROWTH FUND-CLASS A (10/01)       (18.60%)      (3.72%)       2.89%+
--------------------------------------------------------------------------------
MID-CAP GROWTH FUND-CLASS B
(WITH CDSC) (10/01)                       (23.84%)      (9.29%)      (1.66%)+
--------------------------------------------------------------------------------
MID-CAP GROWTH FUND-CLASS B (10/01)       (18.84%)      (4.29%)       2.03%+
--------------------------------------------------------------------------------
MID-CAP GROWTH FUND-CLASS C
(WITH CDSC) (10/01)                       (20.20%)      (5.84%)       0.56%+
--------------------------------------------------------------------------------
MID-CAP GROWTH FUND-CLASS C (10/01)       (19.20%)      (4.84%)       1.49%+
--------------------------------------------------------------------------------
MID-CAP GROWTH FUND-INVESTOR CLASS (9/02)   N/A          N/A          4.46%**
--------------------------------------------------------------------------------

* PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE FUND'S CLASS A PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE OF 5.50%. THE FUND'S CLASS B AND CLASS C PERFORMANCE REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIODS SHOWN. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST 13 MONTHS AFTER PURCHASE. THE PERFORMANCE OF THE FUND'S INVESTOR CLASS, INSTITUTIONAL CLASS, CLASS A, CLASS B AND CLASS C SHARES WILL DIFFER DUE TO THE DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES. INVESTOR CLASS SHARES ARE CLOSED TO NEW INVESTORS AND ARE OFFERED TO INVESTORS GRANDFATHERED AS OF APRIL 1, 2002.

MID-CAP GROWTH FUND-INSTITUTIONAL CLASS IS THE SUCCESSOR OF THE PELL-RUDMAN MID-CAP GROWTH PORTFOLIO PURSUANT TO A REORGANIZATION THAT OCCURRED ON OCTOBER 2, 2001.

+AVERAGE ANNUALIZED

**NOT ANNUALIZED

PERFORMANCE INFORMATION PROVIDED IN THIS REPORT DOES NOT REFLECT THE DEDUCTION OF TAXES SHAREHOLDERS PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.

YOUR FUND'S REPORT

MID-CAP GROWTH FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

The market's intolerance for risk intensified during the past six months, and stocks -- particularly growth shares -- declined sharply. Throughout the period, investors were forced to contend with a stream of unnerving developments, including continued economic weakness, rising tensions in the Middle East, the threat of a potential conflict with Iraq, and several corporate accounting scandals. Although the period ended on a positive note with stocks rallying in October, the late gains were not nearly enough to offset early declines, and the market finished markedly lower.

Although the fund did not defy the broad weakness, it outperformed its benchmark. For the six months ended October 31, 2002, the value of INVESCO Mid-Cap Growth Fund-Institutional Class shares declined by 18.47%, while the Russell Midcap Growth Index declined 22.98% during the same period. (Of course, past performance is not a guarantee of future results.)(1),(2) For information about the performance of other share classes, please see page 2.

CORE FRANCHISES GENERALLY OUTPERFORMED GROWTH STOCKS

As it has throughout the bear market, the fund's emphasis on core mid-cap growth franchises helped fund performance during the last six months. With investors growing increasingly skeptical about the fundamental prospects of most growth companies, they turned to companies possessing leading market positions and solid balance sheets, as well as companies generating significant sums of cash that could be reinvested at relatively high rates of return. Firms exhibiting these characteristics have been our focus all along, and, as a result, many of the fund's holdings benefited from this trend.

LINE GRAPH:  INVESCO MID-CAP GROWTH  FUND - INVESTOR CLASS GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Mid-Cap Growth Fund - Investor Class to the value of a $10,000 investment in the Russell Midcap Growth Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (9/02) through 10/31/02.

      INVESCO MID-CAP GROWTH FUND -       RUSSELL MIDCAP
              INVESTOR CLASS              GROWTH INDEX(2)

9/02  $10,000                             $10,000
10/02 $10,446                             $ 9,919


STOCK SELECTION IN HEALTH CARE ADDED VALUE

We saw our stock selection in several market sectors translate into outperformance. Most notable were our investments in the health care sector, where we saw outperformance in all four industries: equipment, services, biotechnology and pharmaceuticals. Standouts included Zimmer Holdings, Lincare Holdings, Gilead Sciences, and Forest Laboratories. Our decision to significantly underweight the biotechnology sub-sector further aided returns, as that area remained under pressure for much of the period.

CONSUMER AND FINANCIAL INDUSTRIES ADD TO PERFORMANCE

Both the fund's consumer discretionary and consumer staples stocks enhanced relative performance, as these stocks benefited from continued strength in consumer spending. Media, specialty retail, and food and drug retailing provided the most strength in the period. Among the fund's leaders in the consumer space were Omnicom Group and Whole Foods Market.

--------------------------------------------------------------------------------
                               MID-CAP GROWTH FUND
                          TOP 10 COMMON STOCK HOLDINGS
                      % OF TOTAL NET ASSETS AS OF 10/31/02
--------------------------------------------------------------------------------

Forest Laboratories......................................................2.57%
Microchip Technology.....................................................2.29%
Whole Foods Market.......................................................2.25%
Entercom Communications Class A Shrs.....................................2.22%
Zimmer Holdings..........................................................2.21%
Affiliated Computer services Class A Shrs................................2.20%
Ambac Financial Group....................................................2.16%
First Health Group.......................................................2.13%
TJX Cos..................................................................2.02%
TCF Financial............................................................2.01%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

The fund's financial services holdings also contributed positively to relative performance, led by Moody's Corp and Aflac Inc. Other areas of relative strength included the fund's energy and materials stocks. In energy, the fact that we were overweight in an outperforming sector buffered returns. Strong stock selection within the materials group also aided the fund's performance.

TECHNOLOGY STOCKS CONTINUED TO LAG

Although the fund was able to outperform its benchmark, there were some areas that hindered performance. Technology was one of the most notable detractors. Despite strong stock selection and the fact that the fund was underweight in the sector, technology stocks performed so poorly that any exposure was too much. However, despite the weakness in the group, the fund had a few tech holdings that managed to advance, most notably Intuit Inc and Symantec Corp. The tech sector led the market higher during October's rally, but the damage done during the period's first five months overshadowed those gains.

LINE GRAPH:  INVESCO MID-CAP GROWTH  FUND - INSTITUTIONAL CLASS GROWTH OF
             $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Mid-Cap Growth Fund - Institutional Class to the value of a $10,000 investment in the Russell Midcap Growth Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (9/98) through 10/31/02.

        INVESCO MID-CAP GROWTH FUND -       RUSSELL MIDCAP
            INSTITUTIONAL CLASS             GROWTH INDEX(2)

9/98    $10,000                             $10,000
10/98   $10,380                             $11,170
10/99   $14,450                             $15,377
10/00   $19,741                             $21,323
10/01   $14,061                             $12,201
10/02   $13,571                             $10,052

FUND MANAGEMENT

[PHOTOGRAPH OF TIMOTHY J. MILLER OMITTED]

TIMOTHY J. MILLER, CFA

CHIEF INVESTMENT OFFICER

TIM MILLER IS LEAD MANAGER OF INVESCO MID-CAP GROWTH FUND. HE ALSO SERVES AS INVESCO'S CHIEF INVESTMENT OFFICER AND LEADS THE INVESCO FUNDS GROWTH INVESTMENT MANAGEMENT TEAM. WITH MORE THAN 20 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE, TIM HAS BEEN INVESTING IN MID-CAP GROWTH STOCKS SINCE 1993. TIM HOLDS AN MBA FROM THE UNIVERSITY OF MISSOURI AT ST. LOUIS AND A BSBA FROM ST. LOUIS UNIVERSITY. HE IS ALSO A CHARTERED FINANCIAL ANALYST CHARTERHOLDER.

We are generally pleased with the way the portfolio has weathered this difficult market. Although we were encouraged by the market's tone during October, we continue to take a cautious approach and will maintain the fund's balance and diversification without making any major sector bets. Our overall strategy will also stay the same: We will continue to focus on core mid-cap growth franchises that possess solid balance sheets, leading market positions, and experienced management teams.

Overall, we are optimistic about the portfolio's prospects as our holdings continue to possess attractive growth prospects, even if economic growth remains sluggish. Furthermore, we believe that, if volatility persists, investors will continue to turn to companies possessing the traits we favor.

LINE GRAPH:  INVESCO MID-CAP GROWTH  FUND - CLASS A, B & C GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Mid-Cap Growth Fund -Class A to the value of a $10,000 investment in the Russell Midcap Growth Index(2), the value of a $10,000 investment in INVESCO Mid-Cap Growth Fund - Class B to the value of $10,000 investment in the Russell Midcap Growth Index(2), and the value of a $10,000 investment in INVESCO Mid-Cap Growth Fund - Class C to the value of a $10,000 investment in the Russell Midcap Growth Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Mid-Cap Fund - Class A, Class B, and Class C, inclusion of front-end sales charge and contingent deferred sales
charge,  respectively,   for  the  period  since  inception  (10/2/01)  through
10/31/02.

            INVESCO MID-CAP GROWTH FUND-      INVESCO MID-CAP GROWTH FUND-    INVESOC MID-CAP GROWTH FUND-    RUSSELL MIDCAP GROWTH
            CLASS A                           CLASS B                         CLASS C                         INDEX(2)
10/2/01         $10,000                           $10,000                         $10,000                         $10,000
10/31/01        $10,120                           $10,678                         $10,678                         $11,051
10/02           $ 9,744                           $ 9,820                         $10,061                         $ 9,105

PIE CHART:  MID-CAP GROWTH FUND
            INDUSTRY BREAKDOWN
            AS OF 10/31/01
            [PIE CHART]

            % OF TOTAL ASSETS

            Semiconductors..................................7.63%
            Pharmaceuticals.................................5.09%
            Banks...........................................5.05%
            Health Care Equipment.......................... 4.77%
            Application Software............................4.71%
            Diversified Financial Services..................4.62%
            Broadcasting - Radio/TV.........................4.08%
            IT Consulting & Services........................3.69%
            Health Care Distributors
            & Services......................................3.67%
            Managed Health Care.............................3.38%
            Other Industries...............................45.83%
            Net Cash & Cash Equivalents.....................7.48%

(1)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEXES DO NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED THEIR PERFORMANCE.

(2)THE RUSSELL MIDCAP GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL MIDCAP COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORCASTED GROWTH VALUES. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

MARKET HEADLINES

MARKET OVERVIEW

MAY 2002 THROUGH OCTOBER 2002

The six months ended October 31, 2002, were exceptionally volatile -- and, ultimately, a disappointing stretch of time for investors hoping to see the onset of an economic recovery. Although some positive economic data surfaced in the spring, wary investors preferred to focus on the preponderance of negative news. Fundamentally, corporate profits remained lackluster. Meanwhile, negative headlines surrounding energy traders, the resignations of some prominent corporate leaders, and investigations into brokerage and investment banking practices were regularly featured in the news -- additional fallout from Enron's dramatic collapse in December 2001.

Also capturing investors' attention were rising geopolitical tensions, including frequent suicide bombings along the West Bank and hostile posturing between nuclear rivals India and Pakistan. As summer unfolded, the Bush Administration began seeking support for an attack on Iraq, which only added to the market's anxieties.

By July, investors responded by going on a selling spree. The selling was so widespread and indiscriminate that some observers wondered if the bear market had finally found its bottom. As the month progressed, this speculation gained momentum, fueling a sharp rally that started during the last week of July and lasted into August.

There were reasons for optimism. Second calendar quarter corporate earnings reports generally exceeded depressed expectations. And government regulators appeared to be taking steps to restore public confidence in corporate accounting, notably by mandating that the top executives of America's largest companies certify under oath that their financial statements legitimately reflect the health of their businesses.

However, by the end of August, the rally had stalled in response to an influx of tepid economic data. Specifically, investors found little comfort in the relatively weak consumer confidence data, and, while the manufacturing and non-manufacturing sectors continued to grow, they did so at a slower pace than we saw earlier in the year.

The gloom only deepened in September. Third-quarter pre-announcements of earnings shortfalls were prevalent, and forward-looking earnings projections were also generally bleak. Meanwhile, economic news offered little respite from the negative headlines, with the Institute for Supply Management reporting that manufacturing growth was down to 49.5% in September, the first time it had fallen below 50% since January.

Toward the end of the month, a labor dispute kept dockworkers on the West Coast from unloading cargo, resulting in a port lockout, and the U.S.'s aggressive stance toward Iraq continued, fueling worries that war could soon erupt. These developments only heightened the sense of uncertainty that had persisted all year. September closed out the worst quarter for the Dow Jones Industrial Average since 1987.

Conditions took a turn for the better in October as a number of better-than-expected earnings reports began to filter in. These reports fueled substantial monthly gains for all of the major stock indexes. At the same time, economic data offered little cheer. Consumer confidence fell sharply, and third-quarter gross domestic product growth was reported as 3.1%, a rate below analysts' expectations. Going forward, investors will be closely monitoring the latest economic data to determine whether October's rally was simply a technical bounce or the start of a sustained recovery.

INVESTMENT HOLDINGS

STATEMENT OF INVESTMENT SECURITIES
INVESCO COUNSELOR SERIES FUNDS, INC.
OCTOBER 31, 2002
UNAUDITED

                                                                SHARES OR
                                                                PRINCIPAL
%        DESCRIPTION                                               AMOUNT            VALUE
-------------------------------------------------------------------------------------------
MID-CAP GROWTH FUND
92.52    COMMON STOCKS AND WARRANTS
0.96     ADVERTISING
         Omnicom Group                                              1,800      $   103,734
===========================================================================================
1.43     AEROSPACE & DEFENSE
         L-3 Communications Holdings(a)                             3,300          155,100
===========================================================================================
2.02     APPAREL RETAIL
         TJX Cos                                                   10,660          218,743
===========================================================================================
4.71     APPLICATION SOFTWARE
         BEA Systems(a)                                            15,000          121,335
         Intuit Inc(a)                                              3,600          186,912
         PeopleSoft Inc(a)                                          6,200          112,220
         Siebel Systems(a)                                         11,900           89,488
===========================================================================================
                                                                                   509,955
5.05     BANKS
         Compass Bancshares                                         3,800          122,740
         M&T Bank                                                   1,000           81,920
         Northern Trust                                             3,570          124,307
         TCF Financial                                              5,140          218,142
===========================================================================================
                                                                                   547,109
1.25     BIOTECHNOLOGY
         Gilead Sciences(a)                                         3,900          135,486
===========================================================================================
4.08     BROADCASTING -- RADIO/TV
         Entercom Communications Class A Shrs(a)                    4,890          240,686
         Univision Communications Class A Shrs(a)                   7,775          201,450
===========================================================================================
                                                                                   442,136
2.42     CABLE & SATELLITE OPERATORS
         EchoStar Communications Class A Shrs(a)                    8,600          175,354
         USA Interactive(a)                                         3,490           88,262
===========================================================================================
                                                                                   263,616
0.56     CASINOS & GAMING
         Wynn Resorts Ltd(a)                                        4,800           60,528
===========================================================================================
1.52     COMPUTER STORAGE & PERIPHERALS
         Brocade Communications Systems(a)                          8,280           56,884
         Network Appliance(a)                                      12,000          107,652
===========================================================================================
                                                                                   164,536
1.04     CONSUMER FINANCE
         Capital One Financial                                      3,700          112,739
===========================================================================================
2.91     DATA PROCESSING SERVICES
         Fiserv Inc(a)                                              4,847          151,420


                                                                SHARES OR
                                                                PRINCIPAL
%        DESCRIPTION                                               AMOUNT            VALUE
-------------------------------------------------------------------------------------------
         Paychex Inc                                                5,675      $   163,553
===========================================================================================
                                                                                   314,973
4.62     DIVERSIFIED FINANCIAL SERVICES
         Ambac Financial Group                                      3,792          234,346
         Moody's Corp                                               4,200          197,820
         Neuberger Berman                                           2,300           67,528
===========================================================================================
                                                                                   499,694
1.15     EDUCATION SERVICES
         Apollo Group Class A Shrs(a)                               3,005          124,707
===========================================================================================
0.93     ELECTRICAL COMPONENTS & EQUIPMENT
         SPX Corp(a)                                                2,400          100,824
===========================================================================================
1.33     ELECTRONIC EQUIPMENT & INSTRUMENTS
         Tech Data(a)                                               4,500          143,775
===========================================================================================
1.13     EMPLOYMENT SERVICES
         Robert Half International(a)                               7,300          121,910
===========================================================================================
2.25     FOOD RETAIL
         Whole Foods Market(a)                                      5,220          243,534
===========================================================================================
3.67     HEALTH CARE DISTRIBUTORS & SERVICES
         Lincare Holdings(a)                                        4,450          151,611
         Patterson Dental(a)                                        2,425          124,912
         Triad Hospitals (a)                                        3,300          120,450
===========================================================================================
                                                                                   396,973
4.77     HEALTH CARE EQUIPMENT
         Boston Scientific(a)                                       3,300          124,179
         St Jude Medical(a)                                         4,300          153,123
         Zimmer Holdings(a)                                         5,800          239,076
===========================================================================================
                                                                                   516,378
1.03     HEALTH CARE FACILITIES
         Universal Health Services Class B Shrs(a)                  2,300          111,504
===========================================================================================
1.21     INDUSTRIAL GASES
         Praxair Inc                                                2,400          130,800
===========================================================================================
1.53     INDUSTRIAL MACHINERY
         Donaldson Co                                               5,240          165,427
===========================================================================================
1.32     INTEGRATED OIL & GAS
         Murphy Oil                                                 1,700          142,511
===========================================================================================
1.16     INTERNET SOFTWARE & SERVICES
         Expedia Inc(a)                                             1,700          115,022
         Expedia Inc Warrants (Exp 2009)(a)                           307           10,859
===========================================================================================
                                                                                   125,881
1.20     INVESTMENT ADVISER/BROKER DEALER SERVICES
         Legg Mason                                                 2,800          130,088
===========================================================================================
3.69     IT CONSULTING & SERVICES
         Affiliated Computer Services Class A Shrs(a)               5,180          238,539


                                                                SHARES OR
                                                                PRINCIPAL
%        DESCRIPTION                                               AMOUNT            VALUE
-------------------------------------------------------------------------------------------
         BISYS Group(a)                                             9,000      $   161,100
===========================================================================================
                                                                                   399,639
0.97     LEISURE PRODUCTS
         Mattel Inc                                                 5,700          104,652
===========================================================================================
2.35     LIFE & HEALTH INSURANCE
         AFLAC Inc                                                  4,890          148,852
         Nationwide Financial Services Class A Shrs                 3,800          105,260
===========================================================================================
                                                                                   254,112
3.38     MANAGED HEALTH CARE
         First Health Group(a)                                      8,860          230,183
         WellPoint Health Networks(a)                               1,800          135,378
===========================================================================================
                                                                                   365,561
1.21     METAL & GLASS CONTAINERS
         Ball Corp                                                  2,700          130,761
===========================================================================================
1.26     MOTORCYCLE MANUFACTURERS
         Harley-Davidson Inc                                        2,610          136,503
===========================================================================================
0.27     OIL & GAS DRILLING
         Nabors Industries Ltd(a)                                     840           29,375
===========================================================================================
2.29     OIL & GAS EQUIPMENT & SERVICES
         Smith International(a)                                     3,300          103,158
         Weatherford International(a)                               3,620          144,945
===========================================================================================
                                                                                   248,103
2.08     OIL & GAS EXPLORATION, PRODUCTION
            & TRANSPORTATION
         Apache Corp                                                2,800          151,368
         Kerr-McGee Corp                                            1,700           73,950
===========================================================================================
                                                                                   225,318
5.09     PHARMACEUTICALS
         Allergan Inc                                               1,100           59,895
         AmerisourceBergen Corp                                     2,995          213,094
         Forest Laboratories(a)                                     2,840          278,292
===========================================================================================
                                                                                   551,281
0.74     SEMICONDUCTOR EQUIPMENT
         Teradyne Inc(a)                                            6,600           79,926
===========================================================================================
7.63     SEMICONDUCTORS
         Altera Corp(a)                                            12,950          151,774
         Linear Technology                                          6,945          191,960
         Maxim Integrated Products(a)                               5,035          160,314
         Microchip Technology(a)                                   10,150          247,660
         Xilinx Inc(a)                                              3,900           74,061
===========================================================================================
                                                                                   825,769
1.87     SOFT DRINKS
         Pepsi Bottling Group                                       7,500          202,125
===========================================================================================
1.30     SPECIALTY STORES
         Bed Bath & Beyond(a)                                       3,970          140,776
===========================================================================================


                                                                SHARES OR
                                                                PRINCIPAL
%        DESCRIPTION                                               AMOUNT            VALUE
-------------------------------------------------------------------------------------------
1.07     SYSTEMS SOFTWARE
         Symantec Corp(a)                                           2,900      $   116,000
===========================================================================================
0.63     TRADING COMPANIES & DISTRIBUTORS
         Fastenal Co                                                2,000           67,900
===========================================================================================
1.44     TRUCKING
         CH Robinson Worldwide                                      5,276          156,011
===========================================================================================
           TOTAL COMMON STOCKS AND WARRANTS
           (COST $10,377,827)                                                   10,016,473
===========================================================================================
6.64     SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street dated
           10/31/2002 due 11/1/2002 at 1.800%, repurchased
           at $719,036 (Collateralized by Fannie Mae, Notes,
           due 7/29/2004 at 3.000%, value $738,316)
           (COST $719,000)                                    $   719,000          719,000
===========================================================================================
99.16    TOTAL INVESTMENT SECURITIES AT VALUE
           (COST $11,096,827)                                                   10,735,473
===========================================================================================
0.84     OTHER ASSETS LESS LIABILITIES                                              90,809
===========================================================================================
100.00   NET ASSETS AT VALUE                                                $   10,826,282
===========================================================================================

(a) Security is non-income producing.

See Notes to Financial Statements


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
INVESCO COUNSELOR SERIES FUNDS, INC.
OCTOBER 31, 2002
UNAUDITED

                                                                                  MID-CAP
                                                                                   GROWTH
                                                                                     FUND
-------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                                               $  11,096,827
===========================================================================================
   At Value(a)                                                              $  10,735,473
Cash                                                                                  748
Receivables:
   Fund Shares Sold                                                                83,644
   Dividends and Interest                                                           2,908
Prepaid Expenses and Other Assets                                                  46,687
===========================================================================================
TOTAL ASSETS                                                                   10,869,460
===========================================================================================
LIABILITIES
Payable for Fund Shares Repurchased                                                21,043
Accrued Distribution Expenses
   Investor Class                                                                     108
   Class A                                                                          1,184
   Class B                                                                          1,389
   Class C                                                                          1,543
Accrued Expenses and Other Payables                                                17,911
===========================================================================================
TOTAL LIABILITIES                                                                  43,178
===========================================================================================
NET ASSETS AT VALUE                                                         $  10,826,282
===========================================================================================
NET ASSETS
Paid-in Capital(b)                                                          $  13,567,308
Accumulated Undistributed Net Investment Loss                                     (53,689)
Accumulated Undistributed Net Realized Loss on Investment Securities           (2,325,983)
Net Depreciation of Investment Securities                                        (361,354)
===========================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding                       $  10,826,282
===========================================================================================
NET ASSETS AT VALUE:
   Institutional Class                                                      $   1,575,172
===========================================================================================
   Investor Class                                                           $   1,192,340
===========================================================================================
   Class A                                                                  $   4,348,463
===========================================================================================
   Class B                                                                  $   1,794,198
===========================================================================================
   Class C                                                                  $   1,916,109
===========================================================================================
Shares Outstanding
   Institutional Class                                                            129,180
   Investor Class                                                                  97,881
   Class A                                                                        357,196
   Class B                                                                        148,719
   Class C                                                                        159,808
===========================================================================================


STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO COUNSELOR SERIES FUNDS, INC.
OCTOBER 31, 2002
UNAUDITED

                                                                                 MID-CAP
                                                                                  GROWTH
                                                                                    FUND
                                                                              (CONTINUED)
-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
   Institutional Class, Offering and Redemption Price per Share             $      12.19
   Investor Class, Offering and Redemption Price per Share                  $      12.18
   Class A
      Redemption Price per Share                                            $      12.17
      Offering Price per Share (Maximum sales charge of 5.50%)              $      12.88
   Class B, Offering and Redemption Price per Share                         $      12.06
   Class C, Offering and Redemption Price per Share                         $      11.99
===========================================================================================

(a) Investment  securities  at cost and value at October  31,  2002  includes a  repurchase agreement of $719,000.

(b) The INVESCO  Counselor Series Funds,  Inc. have 4 billion  authorized  shares of common stock, par value of $0.01 per share. Of such shares, 1.2 billion have been allocated to
    Mid-Cap Growth Fund: 200 million to each Class.

See Notes to Financial Statements


STATEMENT OF OPERATIONS
INVESCO COUNSELOR SERIES FUNDS, INC.
SIX MONTHS ENDED OCTOBER 31, 2002 (NOTE 1)
UNAUDITED

                                                                                 MID-CAP
                                                                                  GROWTH
                                                                                    FUND
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                                   $     14,011
Interest                                                                           5,296
===========================================================================================
   TOTAL INCOME                                                                   19,307
===========================================================================================
EXPENSES
Investment Advisory Fees                                                          41,178
Distribution Expenses                                                             19,465
Transfer Agent Fees                                                                8,263
Administrative Services Fees                                                       6,853
Custodian Fees and Expenses                                                        4,772
Directors' Fees and Expenses                                                       3,681
Professional Fees and Expenses                                                    35,523
Registration Fees and Expenses
   Institutional Class                                                             8,402
   Investor Class                                                                    987
   Class A                                                                           276
   Class B                                                                           209
   Class C                                                                           221
Reports to Shareholders                                                           15,824
Other Expenses                                                                     2,170
===========================================================================================
   TOTAL EXPENSES                                                                147,824
   Fees and Expenses Absorbed/Reimbursed by Investment Adviser                   (74,686)
   Fees and Expenses Paid Indirectly                                                (142)
===========================================================================================
      NET EXPENSES                                                                72,996
===========================================================================================
NET INVESTMENT LOSS                                                              (53,689)
===========================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                                      (221,808)
Change in Net Appreciation/Depreciation of Investment Securities              (1,332,399)
===========================================================================================
NET LOSS ON INVESTMENT SECURITIES                                             (1,554,207)
===========================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                  $ (1,607,896)
===========================================================================================

See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS
MID-CAP GROWTH FUND

                                                             SIX MONTHS              YEAR
                                                                  ENDED             ENDED
                                                             OCTOBER 31          APRIL 30
-------------------------------------------------------------------------------------------
                                                                   2002              2002
                                                                (Note 1)          (Note 1)
                                                              UNAUDITED
OPERATIONS
Net Investment Loss                                     $       (53,689)   $     (135,468)
Net Realized Loss                                              (221,808)          (39,450)
Change in Net Appreciation/Depreciation                      (1,332,399)       (1,601,251)
===========================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                   (1,607,896)       (1,776,169)
===========================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
   Institutional Class                                          687,802         1,199,412
   Investor Class                                             1,402,364                --
   Class A                                                    3,002,807         2,532,399
   Class B                                                    1,065,228         1,061,283
   Class C                                                    1,790,754           718,705
===========================================================================================
                                                              7,948,955         5,511,799
Amounts Paid for Repurchases of Shares
   Institutional Class                                       (1,121,233)      (16,398,485)
   Investor Class                                              (215,990)               --
   Class A                                                     (651,231)          (75,190)
   Class B                                                     (127,085)              (24)
   Class C                                                     (185,093)         (217,592)
===========================================================================================
                                                             (2,300,632)      (16,691,291)
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                               5,648,323       (11,179,492)
===========================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                       4,040,427       (12,955,661)
NET ASSETS
Beginning of Period                                           6,785,855        19,741,516
===========================================================================================
End of Period (Including Accumulated Undistributed
   Net Investment Loss of ($53,689) and ($0),
   respectively)                                        $   10,826,282     $    6,785,855
===========================================================================================

          ----------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold
   Institutional Class                                           46,741            81,292
   Investor Class                                               115,770                --
   Class A                                                      234,533           180,865
   Class B                                                       84,507            74,415
   Class C                                                      141,186            50,055
===========================================================================================
                                                                622,737           386,627
Shares Repurchased
   Institutional Class                                          (87,461)       (1,246,928)
   Investor Class                                               (17,889)               --
   Class A                                                      (53,047)           (5,155)
   Class B                                                      (10,201)               (2)
   Class C                                                      (16,071)          (15,362)
===========================================================================================
                                                               (184,669)       (1,267,447)
NET INCREASE (DECREASE) IN FUND SHARES                          438,068          (880,820)
===========================================================================================

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS

INVESCO COUNSELOR SERIES FUNDS, INC. -- MID-CAP GROWTH FUND
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Counselor Series Funds, Inc. is incorporated in Maryland and presently consists of four separate Funds: Advantage Fund, Advantage Global Health Sciences Fund, Global
Growth Fund and Mid-Cap Growth Fund (formerly Pell Rudman Mid-Cap Growth Portfolio, hereafter referred to as the "Fund"). The other funds are presented in a separate report to shareholders. The investment objective of the Fund is to seek long-term capital growth by investing in companies with medium size market capitalizations. INVESCO Counselor Series Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

At a special meeting held on September 14, 2001, shareholders approved an Agreement and Plan of Reorganization and Liquidation by which Pell Rudman Mid-Cap Growth Portfolio reorganized into the Fund. Effective October 2, 2001, prior shareholders of the Pell Rudman Mid-Cap Growth Portfolio received Institutional Class shares of the Fund. Effective October 2, 2001, the Fund began offering Class A, Class B and Class C shares. Class K shares were effective December 31, 2001. Effective September 4, 2002, the Fund began offering Investor Class shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Class A shares are sold with a front-end sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. Class B shares and Class C shares are subject to a contingent deferred sales charge paid by the redeeming shareholder. Class B shares convert to Class A shares after eight years along with a pro rata portion of its reinvested dividends and distributions.

Effective April 1, 2002, the Investor Class shares are offered only to grandfathered investors who have established and maintained an account in any of the funds managed and distributed by INVESCO Funds Group, Inc. ("IFG") in Investor Class shares prior to April 1, 2002.

At a special meeting held on August 7, 2002, shareholders of the Fund approved an Agreement and Plan of Conversion and Termination providing for the conversion of the Fund from a separate series of INVESCO Counselor Series Funds, Inc. to a newly-created separate series of INVESCO Stock Funds, Inc., effective November 30, 2002. Effective May 1, 2003, the Fund's fiscal year end will change from April 30 to July 31.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales price is not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended October 31, 2002, there were no such investments by the Fund.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at October 31, 2002 include:

     Cost of Investments for Tax Purposes                           $ 11,190,359
                                                                   =============

     Gross Tax Unrealized Appreciation                              $    890,794
     Gross Tax Unrealized Depreciation                                 1,345,680
                                                                   -------------
     Net Tax Depreciation on Investments                            $  (454,886)
                                                                   =============

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

F. EXPENSES -- The Fund or Class bears expenses incurred specifically on its behalf and, in addition, the Fund or Class bears a portion of general expenses, based on the relative net assets of the Fund or Class.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. IFG serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 1.00% of average net assets.

A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, of 0.25% of annual average net assets of Investor Class shares. A master distribution plan and agreement for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Act provides for compensation of certain promotional and other sales related costs to IDI. Class A shares of the Fund pay compensation to IDI at a rate of 0.35% of annual average net assets. During any period that Class A shares of the Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum. Class B and Class C shares of the Fund pay compensation to IDI at a rate of 1.00% of annual average net assets. Of these amounts, IDI may pay a service fee of 0.25% of the average net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. Any unreimbursed expenses IDI incurs with respect to Investor Class, Class A and Class C shares in any fiscal year can not be recovered in subsequent years. For the six months/period ended October 31, 2002, amounts paid to the Distributor were as follows:

                                                                              INVESTOR          CLASS          CLASS          CLASS
FUND                                                                             CLASS              A              B              C
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                                                         $       16     $    5,326     $    6,311     $    5,477

If the Class B Plan is terminated, the board of directors may allow the Class B shares to continue payments of the asset-based sales charge to the Distributor for allowable unreimbursed expenses incurred for distributing shares before the Class B Plan was terminated. The Class B Plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. Distribution fees related to the Distributor for the six months ended October 31, 2002, for Class B were as follows:

                                                                                             DISTRIBUTOR'S             DISTRIBUTOR'S
                                                                                                 AGGREGATE              UNREIMBURSED
                                                                                              UNREIMBURSED             EXPENSES AS %
                                                                   AMOUNT RETAINED                EXPENSES             OF NET ASSETS
FUND                                                                BY DISTRIBUTOR              UNDER PLAN                  OF CLASS
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund - Class B Plan                                      $    6,376              $   26,365                     1.47%

Distribution Expenses for each class as presented in the Statement of Operations for the six months/period ended October 31, 2002 were as follows:

                                                                              INVESTOR          CLASS          CLASS          CLASS
FUND                                                                             CLASS              A              B              C
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                                                         $      125     $    5,808      $   6,856     $    6,676

IFG receives a transfer agent fee from each Class at an annual rate of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month. Transfer agent fees for each class as presented in the Statement of Operations for the six months/period ended October 31, 2002 were as follows:

                                                         INSTITUTIONAL        INVESTOR           CLASS           CLASS        CLASS
FUND                                                             CLASS           CLASS               A               B            C
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                                         $      810      $      120      $    3,847      $    1,530   $    1,956

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. Effective June 1, 2002, IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the six months/period ended October 31, 2002, total fees and expenses voluntarily absorbed were as follows:

                                                       INSTITUTIONAL        INVESTOR          CLASS           CLASS           CLASS
FUND                                                           CLASS           CLASS              A               B               C
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                                       $   25,353      $    2,953      $  23,877      $   11,121      $   11,382

As of the six months/period ended October 31, 2002, the reimbursement that may potentially be made by the Fund to IFG and that will expire during the six months ended October 31, 2005, are as follows:

                                                      INSTITUTIONAL        INVESTOR           CLASS           CLASS           CLASS
FUND                                                          CLASS           CLASS               A               B               C
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                                      $   20,698      $    2,953      $   20,342      $    9,673      $   10,434

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended October 31, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $7,063,083 and $1,966,472, respectively. There were no purchases or sales of U.S. Government Securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG or IDI.

Effective October 2, 2001, the Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective October 2, 2002, the Fund became eligible to participate in the retirement plan. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under the plan into a new deferred retirement plan.

Pension expenses, unfunded accrued pension costs and pension liabilities were insignificant for the six months ended October 31, 2002.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the six months ended October 31, 2002, there were no such securities lending arrangements for the Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended October 31, 2002, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended October 31, 2002, there were no such borrowings for the Fund.

NOTE 8 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. Effective November 15, 2002, qualified plans investing in Class A shares may pay a 1% CDSC if a shareholder redeemed these shares within 12 months from the date of purchase. A CDSC is charged by Class B shares on redemptions or exchanges of shares at a maximum of 5.00% beginning at time of purchase to 0.00% at the beginning of the seventh year. A 1.00% CDSC is charged by Class C shares on redemptions or exchanges held thirteen months or less. Shares acquired through reinvestment of dividends or other distributions are not charged a CDSC fee. The CDSC fee may be reduced or certain sales charge exceptions may apply. The CDSC is paid by the redeeming shareholder and therefore it is not an expense of the Fund. For the six months ended October 31, 2002, the Distributor received the following CDSC fees from Class A, Class B and Class C shareholders:

FUND                                                                            CLASS A               CLASS B               CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                                                      $            0        $        4,926        $          241

OTHER INFORMATION

INVESCO COUNSELOR SERIES FUNDS, INC. -- MID-CAP GROWTH FUND
UNAUDITED

SPECIAL SHAREHOLDER MEETING

On August 7, 2002, a special meeting of the shareholders of Mid-Cap Growth Fund was held at which the approval of an Agreement and Plan of Conversion and Termination providing for the conversion of the Mid-Cap Growth Fund from a separate series of INVESCO Counselor Series Funds, Inc. to a newly-created separate series of INVESCO Stock Funds, Inc. (Proposal 1) was ratified. The following is a report of the votes cast:

                                                                                                     WITHHELD/
PROPOSAL                                                       FOR               AGAINST               ABSTAIN                 TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Proposal 1                                                 276,519                 4,190                14,803               295,512

FINANCIAL HIGHLIGHTS

MID-CAP GROWTH FUND -- INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                               SIX MONTHS                                               PERIOD
                                                                    ENDED                                                ENDED
                                                               OCTOBER 31              YEAR ENDED APRIL 30            APRIL 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                     2002         2002         2001         2000          1999(a)
                                                                UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                         $    14.94   $    14.78   $    19.03    $   12.76    $    10.00
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                                 (0.19)       (0.38)       (0.13)       (0.12)        (0.02)
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                                   (2.56)        0.54        (2.38)        6.41          2.78
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                    (2.75)        0.16        (2.51)        6.29          2.76
====================================================================================================================================
Less Dividends and Distributions                                     0.00         0.00         1.64         0.02          0.00
Tax Return of Capital                                                0.00         0.00         0.10         0.00          0.00
====================================================================================================================================
TOTAL DISTRIBUTIONS                                                  0.00         0.00         1.74         0.02          0.00
====================================================================================================================================
Net Asset Value -- End of Period                               $    12.19   $    14.94   $    14.78    $   19.03    $    12.76
====================================================================================================================================

TOTAL RETURN                                                      (18.47%)(b)    1.08%      (13.60%)      49.49%        27.50%(b)

RATIOS
Net Assets -- End of Period ($000 Omitted)                     $    1,575   $    2,538   $   19,742    $  17,703    $    6,185
Ratio of Expenses to Average Net Assets(c)(d)                       0.66%(b)     1.30%        1.30%        1.31%         1.30%(e)
Ratio of Net Investment Loss to Average Net Assets(d)              (0.43%)(b)   (1.06%)      (0.90%)      (0.95%)       (0.68%)(e)
Portfolio Turnover Rate                                               25%(b)       23%          41%          42%           24%(b)

(a) From September 10, 1998, commencement of investment operations, to April 30, 1999.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser,  which is before any expense offset arrangements (which may include custodian fees).

(d) Various Expenses of the Class were voluntarily  absorbed by IFG for the six months ended October 31, 2002. Various Expenses were voluntarily  absorbed by IFG for the period of October 2, 2001 to April 30, 2002 and by Pell Rudman Trust Company,  N.A. for the
    period of May 1, 2001 to October 1, 2001, representing the year ended April 30, 2002. Various Expenses were voluntarily absorbed by Pell Rudman Trust  Company,  N.A.  for the years ended April 30, 2001 and 2000 and the period  ended April 30, 1999.  If such expenses had not been voluntarily  absorbed,  ratio of expenses to average net assets would have been 1.87%, 2.29%, 1.88%, 2.48%
    and 7.74% (annualized),  respectively,  and ratio of net investment loss to average net assets would have been (1.64%), (2.05%),
    (1.48%), (2.12%) and (7.12%) (annualized), respectively.

(e) Annualized

FINANCIAL HIGHLIGHTS

MID-CAP GROWTH FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                                                          PERIOD
                                                                                                                           ENDED
                                                                                                                      OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            2002(a)
                                                                                                                       UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                                                                                $    11.66
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss(b)                                                                                                     (0.00)
Net Gains on Securities (Both Realized and Unrealized)                                                                      0.52
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                                                            0.52
====================================================================================================================================
Net Asset Value -- End of Period                                                                                      $    12.18
====================================================================================================================================

TOTAL RETURN                                                                                                               4.46%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                                                                             $   1,192
Ratio of Expenses to Average Net Assets(d)(e)                                                                              0.25%(c)
Ratio of Net Investment Loss to Average Net Assets(e)                                                                     (0.11%)(c)
Portfolio Turnover Rate                                                                                                      25%(f)

(a) From September 4, 2002, since inception of Class, to October 31, 2002.

(b) Net Investment Loss aggregated less than $0.01 on a per share basis.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser,  which is before any expense offset arrangements (which may include custodian fees).

(e) Various Expenses of the Class were  voluntarily  absorbed by IFG for the period ended October 31, 2002. If such expenses had not been  voluntarily  absorbed,  ratio of expenses to average net assets would have been 1.19% and ratio of net investment  loss to average net assets would have been (1.05%).

(f) Portfolio Turnover is calculated at the Fund level. Represents the six months ended October 31, 2002.

FINANCIAL HIGHLIGHTS

MID-CAP GROWTH FUND -- CLASS A, CLASS B & CLASS C
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        CLASS A                       CLASS B                      CLASS C
                                              SIX MONTHS        PERIOD     SIX MONTHS         PERIOD     SIX MONTHS       PERIOD
                                                   ENDED         ENDED          ENDED          ENDED          ENDED        ENDED
                                              OCTOBER 31      APRIL 30     OCTOBER 31       APRIL 30     OCTOBER 31     APRIL 30
------------------------------------------------------------------------------------------------------------------------------------
                                                    2002          2002(a)        2002           2002(a)        2002         2002(a)
                                               UNAUDITED                    UNAUDITED                     UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period         $   14.95     $   11.80     $    14.86     $    11.80     $    14.84   $    11.80
====================================================================================================================================
INCOME FROM INVESTMENT
   OPERATIONS(b)
Net Investment Loss                                (0.17)        (0.58)        (0.19)          (0.72)         (0.26)       (0.55)
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                  (2.61)         3.73         (2.61)           3.78          (2.59)        3.59
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                   (2.78)         3.15         (2.80)           3.06          (2.85)        3.04
====================================================================================================================================
Net Asset Value -- End of Period               $   12.17     $   14.95     $   12.06      $    14.86     $    11.99   $    14.84
====================================================================================================================================

TOTAL RETURN(c)                                  (18.60%)(d)    26.69%(d)    (18.84%)(d)      25.93%(d)     (19.20%)(d)   25.76%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)     $   4,348     $   2,627     $   1,794      $    1,106     $    1,916   $      515
Ratio of Expenses to Average Net Assets(e)(f)      0.83%(d)      1.65%(g)      1.16%(d)        2.30%(g)       1.16%(d)     2.30%(g)
Ratio of Net Investment Loss to
   Average Net Assets(f)                          (0.60%)(d)    (1.44%)(g)    (0.92%)(d)      (2.14%)(g)     (0.91%)(d)   (2.13%)(g)
Portfolio Turnover Rate                              25%(d)        23%(h)        25%(d)          23%(h)         25%(d)       23%(h)

(a) From October 2, 2001, since inception of Class, to April 30, 2002.

(b) The per share information for each class was computed based on average shares for the period ended April 30, 2002.


(c) The applicable sales charges for Class A or CDSC fees for Class B and Class C are not included in the Total Return calculation.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.


(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser,  which is before any expense offset arrangements (which may include custodian fees).

(f) Various Expenses of each Class were  voluntarily  absorbed by IFG for the six months ended October 31, 2002 and the period ended
    April 30, 2002.  If such expenses had not been  voluntarily  absorbed for Class A, ratio of expenses to average net assets would have been 1.56% and 3.09%  (annualized),  respectively,  and ratio of net investment  loss to average net assets would have been
    (1.33%) and (2.88%)  (annualized),  respectively.  If such  expenses  had not been  voluntarily  absorbed  for Class B, ratio of expenses to average net assets would have been 1.98% and 4.06% (annualized),  respectively,  and ratio of net investment loss to average net assets would have been (1.74%) and (3.90%)  (annualized),  respectively.  If such expenses had not been  voluntarily absorbed for Class C, ratio of expenses to average net assets would have been 2.02% and 4.45%  (annualized),  respectively,  and ratio of net investment loss to average net assets would have been (1.77%) and (4.28%) (annualized), respectively.

(g) Annualized

(h) Portfolio Turnover is calculated at the Fund level. Represents the year ended April 30, 2002.

[INVESCO ICON] INVESCO (R)

1-800-525-8085

Personal Account Line: 1-800-424-8085

Advisor Services: 1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.


SMCG   900384  12/02